Supplemental Condensed Financial Statement Information - Balance Sheets (Detail) (USD $)	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 63,624,000		$ 114,084,000		$ 112,174,000		$ 63,897,000
Restricted cash	13,757,000		47,865,000
Receivables, net	26,142,000		26,556,000
Inventories	13,990,000		14,438,000
Other current assets	20,518,000		28,315,000
Total current assets	138,031,000		231,258,000
Non-current assets:
Property and equipment, net	1,476,175,000		1,490,398,000
Goodwill	39,459,000		39,459,000
Other intangible assets, net	405,518,000		405,928,000
Other assets, net	76,967,000		69,103,000
Intercompany receivables	0		0
Investment in subsidiaries	0		0
Other assets, net			339,820,000
Total assets	2,136,150,000		2,236,146,000
Current liabilities:
Current liabilities			300,563,000
Current portion of long-term debt	25,219,000		19,787,000
Current portion of relinquishment liability	62,947,000		63,312,000
Due to Mohegan Tribe	6,308,000		9,950,000
Current portion of capital leases	2,302,000		3,385,000
Trade payables	10,531,000		12,674,000
Construction payables	11,011,000		5,063,000
Accrued interest payable	23,296,000		46,362,000
Other current liabilities	123,982,000		149,980,000
Total current liabilities	265,596,000		310,513,000
Non-current liabilities:
Long-term debt, net of current portion	1,628,173,000		1,629,003,000
Due to Mohegan Tribe			31,450,000
Long-term debt and capital leases, net of current portions			1,634,443,000
Relinquishment liability, net of current portion	11,418,000		57,470,000
Due to Mohegan Tribe, net of current portion	23,420,000		21,500,000
Capital leases, net of current portion	3,138,000		5,440,000
Other long-term liabilities	5,020,000		2,957,000
Intercompany payables	0		0
Accumulated losses in excess of investment in subsidiaries	0
Total liabilities	1,936,765,000		2,026,883,000
Capital:
Retained earnings	199,236,000		208,681,000
Mohegan Tribal Gaming Authority capital	199,236,000		208,681,000
Non-controlling interests	149,000		582,000
Total capital	199,385,000		209,263,000		198,724,000		132,044,000
Total liabilities and capital	2,136,150,000		2,236,146,000
Authority
Current assets:
Cash and cash equivalents	44,060,000		91,836,000		89,018,000		39,146,000
Restricted cash	0
Receivables, net	23,186,000
Inventories	12,928,000
Other current assets	18,125,000
Total current assets	98,299,000
Non-current assets:
Property and equipment, net	1,193,676,000		1,233,688,000
Goodwill	0
Other intangible assets, net	120,508,000		120,623,000
Other assets, net	35,159,000
Intercompany receivables	238,545,000		223,131,000
Investment in subsidiaries	332,737,000		351,703,000
Other assets, net			191,015,000
Total assets	2,018,924,000		2,120,160,000
Current liabilities:
Current liabilities			261,433,000
Current portion of long-term debt	25,156,000
Current portion of relinquishment liability	62,947,000
Due to Mohegan Tribe	808,000
Current portion of capital leases	2,302,000
Trade payables	8,901,000
Construction payables	6,790,000
Accrued interest payable	18,616,000
Other current liabilities	93,377,000
Total current liabilities	218,897,000
Non-current liabilities:
Long-term debt, net of current portion	1,582,768,000
Due to Mohegan Tribe			0
Long-term debt and capital leases, net of current portions			1,589,443,000
Relinquishment liability, net of current portion	11,418,000		57,470,000
Due to Mohegan Tribe, net of current portion	0
Capital leases, net of current portion	3,138,000
Other long-term liabilities	2,941,000		2,607,000
Intercompany payables	0		0
Accumulated losses in excess of investment in subsidiaries	0
Total liabilities	1,819,162,000		1,910,953,000
Capital:
Retained earnings	199,762,000
Mohegan Tribal Gaming Authority capital	199,762,000		209,207,000
Non-controlling interests	0		0
Total capital	199,762,000
Total liabilities and capital	2,018,924,000		2,120,160,000
Total Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	18,655,000	[1]	21,757,000	[1]	22,931,000	[1]	24,317,000	[1]
Restricted cash	1,714,000	[1]
Receivables, net	2,717,000	[1]
Inventories	1,062,000	[1]
Other current assets	1,197,000	[1]
Total current assets	25,345,000	[1]
Non-current assets:
Property and equipment, net	225,263,000	[1]	233,202,000	[1]
Goodwill	39,459,000	[1]
Other intangible assets, net	285,010,000	[1]	285,305,000	[1]
Other assets, net	3,891,000	[1]
Intercompany receivables	37,149,000	[1]	12,448,000	[1]
Investment in subsidiaries			557,000	[1]
Other assets, net			71,673,000	[1]
Total assets	616,117,000	[1]	603,185,000	[1]
Current liabilities:
Current liabilities			32,771,000	[1]
Current portion of long-term debt	0	[1]
Current portion of relinquishment liability	0	[1]
Due to Mohegan Tribe	0	[1]
Current portion of capital leases	0	[1]
Trade payables	1,613,000	[1]
Construction payables	558,000	[1]
Accrued interest payable	0	[1]
Other current liabilities	29,580,000	[1]
Total current liabilities	31,751,000	[1]
Non-current liabilities:
Long-term debt, net of current portion	0	[1]
Due to Mohegan Tribe			0	[1]
Long-term debt and capital leases, net of current portions			0	[1]
Relinquishment liability, net of current portion	0	[1]	0	[1]
Due to Mohegan Tribe, net of current portion	0	[1]
Capital leases, net of current portion	0	[1]
Other long-term liabilities	0	[1]	0	[1]
Intercompany payables	236,772,000	[1]	222,787,000	[1]
Accumulated losses in excess of investment in subsidiaries	6,832,000	[1]
Total liabilities	275,355,000	[1]	255,558,000	[1]
Capital:
Retained earnings	340,762,000	[1]
Mohegan Tribal Gaming Authority capital	340,762,000	[1]	347,627,000	[1]
Non-controlling interests	0	[1]	0	[1]
Total capital	340,762,000	[1]
Total liabilities and capital	616,117,000	[1]	603,185,000	[1]
Total Non Guarantor Entities
Current assets:
Cash and cash equivalents	909,000	[2]	491,000	[2]	225,000	[2]	434,000	[2]
Restricted cash	12,043,000	[2]
Receivables, net	239,000	[2]
Other current assets	1,196,000	[2]
Total current assets	14,387,000	[2]
Non-current assets:
Property and equipment, net	57,236,000	[2]	23,508,000	[2]
Goodwill	0	[2]
Other intangible assets, net	0	[2]	0	[2]
Other assets, net	38,127,000	[2]
Intercompany receivables	0	[2]	0	[2]
Investment in subsidiaries	0	[2]	0	[2]
Other assets, net			77,342,000	[2]
Total assets	109,750,000	[2]	100,850,000	[2]
Current liabilities:
Current liabilities			6,359,000	[2]
Current portion of long-term debt	63,000	[2]
Current portion of relinquishment liability	0	[2]
Due to Mohegan Tribe	5,500,000	[2]
Current portion of capital leases	0	[2]
Trade payables	17,000	[2]
Construction payables	3,663,000	[2]
Accrued interest payable	4,680,000	[2]
Other current liabilities	1,025,000	[2]
Total current liabilities	14,948,000	[2]
Non-current liabilities:
Long-term debt, net of current portion	45,405,000	[2]
Due to Mohegan Tribe			31,450,000	[2]
Long-term debt and capital leases, net of current portions			45,000,000	[2]
Relinquishment liability, net of current portion	0	[2]	0	[2]
Due to Mohegan Tribe, net of current portion	23,420,000	[2]
Capital leases, net of current portion	0	[2]
Other long-term liabilities	2,079,000	[2]	350,000	[2]
Intercompany payables	38,922,000	[2]	12,792,000	[2]
Accumulated losses in excess of investment in subsidiaries	0	[2]
Total liabilities	124,774,000	[2]	95,951,000	[2]
Capital:
Retained earnings	(15,024,000)	[2]
Mohegan Tribal Gaming Authority capital	(15,024,000)	[2]	4,899,000	[2]
Non-controlling interests	0	[2]	0	[2]
Total capital	(15,024,000)	[2]
Total liabilities and capital	109,750,000	[2]	100,850,000	[2]
Consolidating/Eliminating Adjustments
Current assets:
Cash and cash equivalents	0		0		0		0
Restricted cash	0
Receivables, net	0
Inventories	0
Other current assets	0
Total current assets	0
Non-current assets:
Property and equipment, net	0		0
Goodwill	0
Other intangible assets, net	0		0
Other assets, net	(210,000)
Intercompany receivables	(275,694,000)		(235,579,000)
Investment in subsidiaries	(332,737,000)		(352,260,000)
Other assets, net			(210,000)
Total assets	(608,641,000)		(588,049,000)
Current liabilities:
Current liabilities			0
Current portion of long-term debt	0
Current portion of relinquishment liability	0
Due to Mohegan Tribe	0
Current portion of capital leases	0
Trade payables	0
Construction payables	0
Accrued interest payable	0
Other current liabilities	0
Total current liabilities	0
Non-current liabilities:
Long-term debt, net of current portion	0
Due to Mohegan Tribe			0
Long-term debt and capital leases, net of current portions			0
Relinquishment liability, net of current portion	0		0
Due to Mohegan Tribe, net of current portion	0
Capital leases, net of current portion	0
Other long-term liabilities	0		0
Intercompany payables	(275,694,000)		(235,579,000)
Accumulated losses in excess of investment in subsidiaries	(6,832,000)
Total liabilities	(282,526,000)		(235,579,000)
Capital:
Retained earnings	(326,264,000)
Mohegan Tribal Gaming Authority capital	(326,264,000)		(353,052,000)
Non-controlling interests	149,000		582,000
Total capital	(326,115,000)
Total liabilities and capital	$ (608,641,000)		$ (588,049,000)

[1]	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
[2]	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.